COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating lease commitments
2015	1,791,198
2016	1,845,430
2017	1,836,051
2018	1,792,665
2019	1,752,800
Thereafter	11,206,521
Total	20,224,665
Purchase commitments
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	114,649